Basis of presentation and Summary of Significant Accounting Policies - Summary of cash and cash equivalents (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 13,764	$ 9,483
D-Wave Systems Inc. [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		9,483	$ 21,335
D-Wave Systems Inc. [Member] | Cash [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		9,483	10,272
D-Wave Systems Inc. [Member] | Commercial Paper [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		$ 0	$ 11,063